Investments in Joint Ventures and Associates (Tables)	12 Months Ended
Dec. 31, 2020
Investments Schedule [Abstract]
Schedule of Permanent Investments in joint Ventures and Associates
The investments in joint ventures and associates as of December 31, 2020 and 2019, were as follows:

	Percentage of investment		December 31,
			2020		2019
Deer Park Refining Limited	49.	99%	Ps.	9,635,176	Ps.	12,652,599
Sierrita Gas Pipeline LLC	35.	00%		1,232,464		1,171,593
Frontera Brownsville, LLC.	50.	00%		479,520		446,202
Texas Frontera, LLC.	50.	00%		197,708		199,923
CH 4 Energía, S. A. de C.V.	50.	00%		141,339		192,614
Administración Portuaria Integral de Dos Bocas, S. A. de C.V.	40.	00%		208,152		165,370
Other-net		Various		120,770		46,278

			Ps.	12,015,129	Ps.	14,874,579

Schedule (Loss) profit Sharing in Joint Ventures and Associates
Profit (loss) sharing in joint ventures and associates:

	December 31,
	2020		2019		2018
Deer Park Refining Limited	Ps.	(4,056,037)	Ps.	(1,438,308)	Ps.	872,885
Sierrita Gas Pipeline LLC		182,805		118,959		124,209
Frontera Brownsville, LLC.		55,738		47,719		59,973
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.		42,782		46,893		54,149
Texas Frontera, LLC.		34,486		47,585		55,316
CH4 Energía S.A. de C.V.		21,224		36,864		15,395
Ductos el Peninsular, S. A. P. I. de C. V.		(1,097)		(17,605)		(1,092)
PMV Minera, S.A. de C.V. (i)		—		—		6,863
Petroquímica Mexicana de Vinilo, S. A. de C. V. (i)		—		—		352,816
Other, net		179,566		—		(13,502)

(Loss) profit sharing in joint ventures and associates, net	Ps.	(3,540,533)	Ps.	(1,157,893)	Ps.	1,527,012

(i)
On November 30, 2018, PEMEX received the payment for the sale of its total 44.09% interest in Petroquímica Mexicana de Vinilo, S.A. de C.V. and 44.09% interest in PMV Minera, S.A. de C.V. which were recorded as investments in joint ventures and associates. The sale price was Ps. 3,198,597 and Ps. 53,701, respectively, for a gain of Ps. 689,268 and Ps. 1,646, respectively.

Schedule of Condensed Financial Information of Major Investments Recognized Under the Equity Method
The following tables show condensed financial information of major investments recognized under the equity method as of December 31, 2020 and 2019 and for the years ended December 31, 2020, 2019 and 2018:

i.	Joint venture

Condensed statements of financial position
Deer Park Refining Limited
	December 31,
	2020	2019
Cash and cash equivalents	Ps. 29,504	Ps. 24,536
Other current assets	294,742	1,476,541

Current assets	324,246	1,501,077
Non-current assets	43,348,665	42,458,405
Total assets	43,672,911	43,959,482

Current financial liabilities	11,617,624	8,008,343
Other current liabilities	523,354	410,524

Current liabilities	12,140,978	8,418,867
Non-current financial liabilities	11,158,305	8,373,280
Other liabilities	1,101,348	1,859,607

Non-current liabilities	12,259,653	10,232,887

Total liabilities	24,400,631	18,651,754
Total equity	19,272,280	25,307,728

Total liabilities and equity	Ps. 43,672,911	Ps. 43,959,482

Condensed statements of comprehensive income
Deer Park Refining Limited
	December 31,
	2020 (1)	2019 (2)	2018
Sales and other income	Ps. 8,114,474	Ps. 13,560,847	Ps. 17,519,219
Costs and expenses	10,770,248	11,775,836	11,159,617
Depreciation and amortization	4,776,575	4,088,972	4,094,308
Interest paid	674,504	565,392	503,978
Income tax	6,028	7,551	15,371

Net result	Ps. (8,112,881)	Ps. (2,876,904)	Ps. 1,745,945

(1)	The net loss in 2020, was the result of the economic slowdown and the decline in consumption of refined products caused by Covid-19.
(2)	2019 net loss was due to the major maintenance of the Refinery that produced a decrease in the processing of crude oil in refined products.

ii.	Associates

Condensed statements of financial position
Sierrita Gas Pipeline, LLC

	December 31,
	2020		2019
Current assets	Ps.	186,919	Ps.	331,694
Non-current assets		3,417,052		3,222,956

Total assets		3,603,971		3,554,650

Current liabilities		82,648		207,241

Total liabilities		82,648		207,241
Total equity		3,521,324		3,347,409

Total liabilities and equity	Ps.	3,603,971	Ps.	3,554,650

Condensed statements of comprehensive income
Sierrita Gas Pipeline, LLC

	December 31,
	2020		2019		2018
Sales and other income	Ps.	942,024	Ps.	669,579	Ps.	615,150
Costs and expenses		419,729		329,695		260,272

Net result	Ps.	522,295	Ps.	339,884	Ps.	354,878